Income Tax Expense (Details) - Schedule of reconciliation of statutory income tax rate to the effective income tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of statutory income tax rate to the effective income tax rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:
Tax-free income	(1.36%)	(10.63%)	(8.02%)
Non-deductible share option expense	0.84%	5.00%	9.54%
Other non-deductible expenses	0.67%	2.56%	0.29%
Zero tax rate in foreign countries	0.07%	0.05%	0.44%
Differential and preferential tax rates	(1.82%)	3.05%	(0.49%)
Changes in valuation allowance	(3.54%)	5.14%	2.49%
Others	1.71%	0.29%	0.16%
Effective income tax rate	21.57%	30.46%	29.41%